Financial Instruments - Fair Value and Risk Management - Summary of Quantitative Data About Company's Exposure to Currency Risk (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Accrued expenses	$ 36,386	R$ 120,366	R$ 122,048
Net statement of financial position exposure	297,624	R$ 984,542
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable	7,920
Accrued expenses	879
Net statement of financial position exposure	$ 8,799